Share-based plans - Information on Holdings under Share-based Plans (Details)	Dec. 31, 2023 Options shares	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options
Share-based plans
Number of stock options held | Options	0	2,471,116	3,013,000
LTIP 2022+
Share-based plans
Number of performance shares held	2,885,898	1,676,091
LTIP 2022+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	2,885,898	1,676,091
MB LTIP 2020
Share-based plans
Number of performance shares held	696,559	572,542
MB LTIP 2020 | Management Board
Share-based plans
Number of performance shares held	427,871	409,511
MB LTIP 2020 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	268,688	163,031
LTIP 2019
Share-based plans
Number of performance shares held	712,398	1,525,120
LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	712,398	1,525,120
MB LTIP 2019
Share-based plans
Number of performance shares held		43,698
MB LTIP 2019 | Management Board
Share-based plans
Number of performance shares held		24,326
MB LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held		19,372
2011 SOP
Share-based plans
Number of stock options held | Options	0
2011 SOP | Management Board
Share-based plans
Number of stock options held | Options		209,400
2011 SOP | Plan participants other than the members of the Management Board
Share-based plans
Number of stock options held | Options		2,261,716